Goldman Sachs International Tax-Managed Equity Fund Investment Objectives and Goals - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs International Tax-Managed Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs International Tax-Managed Equity Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) seeks to provide long-term after-tax growth of capital through tax-sensitive participation in a broadly diversified portfolio of international equity securities.